Other Commitments with Third Parties and Other Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Commitments with Third Parties and Other Contingent Liabilities
Schedule of share-based payment plan

Settlement date	Number of shares assigned	Unit fair value (Euros)
2025	1,148,000	3.05
2027	1,722,000	2.85

Settlement date	Number of RSUs assigned	Unit fair value (Euros)
28/02/2024	180,000	2.39
22/02/2025	700,000	1.08
28/02/2025	270,000	2.19

Settlement date	Number of RSUs assigned	Unit fair value (Euros)
2025	278,400	13.22
2027	278,400	11.08

Schedule of purchase commitments

Details of the Group’s raw material purchase commitments at 31 December 2023 are as follows:

Thousands of Euros
2024	292,259
2025	207,691
2026	135,897
2027	92,838
2028	95,175
More than 5 years	96,600
Grifols has made the following commitments for the acquisition of plasma and self-built centers in Canada:

Euros
2024	2025	2026	2027
13,372,075	20,897,588	30,172,027	18,939,896